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                   U.S. SECURITIES cAND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24f-2

           Read instructions at end of Form before preparing Form.
                            Please print or type.

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1.  Name and address of issuer:
                John Hancock Technology Series, Inc.

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2.  Name of each series or class of funds for which this notice is filed:
                John Hancock Global Technology Fund

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3.  Investment Company Act File Number:
                811-3392
    Securities Act File Number:
                2-75807
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4.  Last day of fiscal year for which this notice is filed
                December 31, 1995

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5.  Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                        [ ]

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6.  Date of termination of issuer's declaration under rule 24f-2 (a)(1), if applicable (see Instruction A.6):
                N/A


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7.  Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                           0 shares
              $            0

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8.  Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
                   1,568,094 shares
              $   32,929,974

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9.  Number and aggregate sales price of securities sold during the fiscal year:
                   8,436,851 shares
              $  215,167,017

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10. Number and aggregate sales price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
                          6,868,757 shares
              $         182,237,043

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11. Number and aggregate sales price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
                            678,776 shares
              $          12,723,256

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12. Calculation of registration fee:

      (i)  Aggregate sale price of securities sold during
           the fiscal year in reliance on rule 24f-2
           (from Item 10):                                        $ 182,237,043
                                                                    -----------

     (ii)  Aggregate price of shares issued in connection with
           dividend reinvestment plans (from Item 11,
           if applicable):                                        +  12,723,256
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    (iii)  Aggregate price of shares redeemed or repurchased
           during the fiscal year (if applicable):                - 189,982,967
                                                                    -----------

     (iv)  Aggregate price of shares redeemed or repurchased
           and previously applied as a reduction to filing fees
           pursuant to rule 24e-2 (if applicable):                 +          0
                                                                    -----------

      (v)  Net aggregate price of securities sold and issued
           during the fiscal year in reliance on rule 24f-2
           [line (i), plus line (ii), less line (iii), plus
           line (iv)] (if applicable):                                4,977,332
                                                                    -----------

     (vi)  Multiplier prescribed by Section 6(b) of the
           Securities Act of 1933 or other applicable law or
           regulation (see Instruction C.6):                       x     1/2900
                                                                    -----------

    (vii)  Fee due [line (i) or line (v) multiplied by line
           (vi)]:                                                  $      1,716
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Instruction: Issuers should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the close of the
             issuer's fiscal year.                 See Instruction C.3.


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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                  [x]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                            February 22, 1996


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                                  SIGNATURES

    This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

    By (Signature and Title) *        /s/ Paul L. Aries   Assistant Treasurer
                                      -----------------------------------------

                                          Paul L. Aries   Assistant Treasurer
                                      -----------------------------------------

    Date: February 23, 1996
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   * Please print the name and title of the signing officer below the signature.
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[LOGO]  JOHN HANCOCK FUNDS

        A Global Investment Management Firm
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                                                           101 Huntington Avenue
                                                Boston, Massachusetts 02199-7603





                              February 22, 1996

John Hancock Technology Series, Inc.
101 Huntington Avenue
Boston, MA  02199

Re:  Rule 24f-2 Notice for John Hancock Technology Series, Inc.
     (File Nos. 2-75807;   811-3392)   (0000357238)

Ladies and Gentlemen:

In connection with the filing of a Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, making definite the registration under the Securities Act of 1933 of 6,868,757 shares of the John Hancock Technology Series, Inc. (the "Registrant") sold in reliance upon said
Rule 24f-2 during the fiscal year ended December 31, 1995, it is the opinion of the undersigned that such shares were legally issued, fully paid and nonassessable.



                              Sincerely,

                              JOHN HANCOCK ADVISERS, INC.


                              /S/ Alfred P. Ouellette

                              Alfred P. Ouellette
                              Assistant Secretary
                              Member of Massachusetts and New Hampshire Bars